Corporate Information - Summary of Shareholders Percentage (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	24.69%	27.53%	28.80%
Mikheil Lomtadze
Disclosure of subsidiaries [line items]
Shareholders %	22.60%	24.67%	24.55%
Vyacheslav Kim
Disclosure of subsidiaries [line items]
Shareholders %	21.40%	23.47%	23.35%
Public Investors
Disclosure of subsidiaries [line items]
Shareholders %	27.67%	20.92%	20.18%
Management
Disclosure of subsidiaries [line items]
Shareholders %	3.64%	3.41%	3.12%